Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Investment in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2010	2009
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$21,714	$21,120
Goodwill	1,171	1,171
Cumulative share of income	857,533	768,005
Cumulative share of distributions	(721,182)	(630,426)
	159,236	159,870
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$160,847	$161,481

Equity in earnings of unconsolidated entities totaled $97.3 million, $96.8 million and $92.0 million in 2010, 2009 and 2008, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed $64.8 million, $64.7 million and $66.1 million in 2010, 2009 and 2008, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2010	2009
(Dollars in thousands)
Assets
Current	$411,000	$418,000
Due from affiliates	377,000	468,000
Property and other	1,962,000	1,869,000
	$2,750,000	$2,755,000

Liabilities and Equity
Current liabilities	$277,000	$249,000
Deferred credits	70,000	68,000
Long-term liabilities	25,000	26,000
Long-term capital lease obligations	44,000	43,000
Partners' capital and shareholders' equity	2,334,000	2,369,000
	$2,750,000	$2,755,000

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Results of Operations
Revenues	$4,950,000	$4,793,000	$4,764,000
Operating expenses	3,549,000	3,418,000	3,358,000
Operating income	1,401,000	1,375,000	1,406,000
Other income, net	38,000	43,000	27,000
Net income	$1,439,000	$1,418,000	$1,433,000